Organization and Principal Activities (Details) - Schedule of assets and liabilities of the VIEs - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	¥ 61,535	¥ 66,987
Contract assets	5,323	6,194
Accounts receivable	44,118	26,731
Other contract costs	31,869	33,153
Prepayments and other current assets	39,716	49,153
Amounts due from related parties	7,265	7,934
Prepaid income tax	13,267	13,046
Total current assets	203,093	203,198
Non-current assets
Restricted cash	8,840	10,358
Other contract costs	11,149	19,995
Equity method investments	24,403	24,552
Property and equipment, net	85,290	146,215
Operating lease right-of-use assets	105,551	322,559
Intangible assets, net	13,721	18,277
Deferred tax assets	25,991	6,997
Goodwill	192,962	274,567
Long-term prepayments and other non-current assets	26,015	40,648
Total non-current assets	493,922	864,168
Total assets	697,015	1,067,366
Current liabilities
Accounts payable	15,881	9,762
Bank loans	6,000	133,900
Deferred revenue	213,006	341,934
Salary and welfare payable	26,075	65,927
Financial liabilities from contracts with customers	337,932	384,561
Accrued expenses and other payables	7,733	43,009
Current operating lease liabilities	35,817	131,151
Income taxes payable	195	267
Amounts due to related parties	685,287	159,739
Total current liabilities	1,327,926	1,270,250
Non-current liabilities
Deferred revenue	35,546	46,927
Deferred tax liabilities	4,433	7,661
Operating lease liabilities	34,137	200,409
Non-current tax payable	59,824	33,718
Total non-current liabilities	133,940	288,715
Total liabilities	¥ 1,461,866	¥ 1,558,965